Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (3,244)	$ 285	$ (16,890)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(1,707)	(3,537)	3,578
Comprehensive loss	$ (4,951)	$ (3,252)	$ (13,312)